Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenue	₩ 57,466,678	₩ 64,785,709	₩ 65,154,636
Cost of sales	(52,798,594)	(58,462,100)	(57,129,060)
Gross profit	4,668,084	6,323,609	8,025,576
Selling and administrative expenses
Reversal of (Impairment loss) on trade accounts and notes receivable	(829)	28,105	(74,781)
Other administrative expenses	(1,939,602)	(2,041,286)	(1,985,755)
Selling expenses	(376,940)	(368,318)	(369,245)
Other operating income and expenses
Impairment loss on other receivables	(53,105)	(80,323)	(63,092)
Other operating income	402,336	450,891	523,586
Other operating expenses	(645,574)	(1,089,965)	(2,014,462)
Operating profit	2,054,370	3,222,713	4,041,827
Share of profit of equity-accounted investees, net	133,297	273,741	112,635
Finance income and costs
Finance income	2,677,499	1,872,143	1,705,970
Finance costs	(2,892,402)	(2,242,063)	(2,244,416)
Profit before income taxes	1,972,764	3,126,534	3,616,016
Income tax expense	(224,272)	(1,088,369)	(1,683,630)
Profit	1,748,492	2,038,165	1,932,386
Items that will not be reclassified subsequently to profit or loss :
Remeasurements of defined benefit plans	36,575	(117,152)	(173,489)
Net changes in fair value of equity investments at fair value through other comprehensive income	(77,627)	(10,541)	(149,188)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	(28,609)	66,134	(62,732)
Foreign currency translation differences	(147,956)	208,117	(42,908)
Losses on valuation of derivatives	(331)	(90)	(212)
Other comprehensive income (loss), net of tax	(217,948)	146,468	(428,529)
Total comprehensive income	1,530,544	2,184,633	1,503,857
Profit attributable to :
Owners of the controlling company	1,581,208	1,864,405	1,711,902
Non-controllinginterests	167,284	173,760	220,484
Profit	1,748,492	2,038,165	1,932,386
Total comprehensive income attributable to :
Owners of the controlling company	1,394,192	2,027,049	1,292,785
Non-controllinginterests	136,352	157,584	211,072
Total comprehensive income	₩ 1,530,544	₩ 2,184,633	₩ 1,503,857
Basic and diluted earnings per share (in Won)	₩ 19,900	₩ 23,189	₩ 21,177